Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Apr. 22, 2020	Jul. 19, 2019	Apr. 30, 2022	May 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2022	May 01, 2021	Dec. 01, 2020
Disclosure In Entirety Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized						33,336,283	10,329,266
Proceeds from redeemable convertible preferred stock							$ 15,000
Common stock minimum issue price per share for conversion of temporary equity into permanent equity						$ 8.693
Minimum gross proceeds from the issuance of common stock for conversion of temporary equity into permanent equity.						$ 40,000
Preferred stock, par value						$ 0.0001	$ 0.0001
Series seed one redeemable convertible preferred stock [member]
Disclosure In Entirety Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized						6,500,000	6,500,000
Temporary equity shares issued issue price per share	$ 1	$ 1								$ 1
Temporary equity stock issued during the period shares new issues	1,857,500	1,642,500			3,000,000
Proceeds from redeemable convertible preferred stock	$ 1,900	$ 1,600			$ 3,000
Temporary equity dividend per share						$ 0.06
Series seed two redeemable convertible preferred stock [member]
Disclosure In Entirety Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized						3,829,265	3,829,265
Temporary equity shares issued issue price per share									$ 3.9172
Temporary equity stock issued during the period shares new issues				3,829,265
Proceeds from redeemable convertible preferred stock				$ 15,000
Temporary equity dividend per share						$ 0.235
Series a redeemable convertible preferred stock [member]
Disclosure In Entirety Of Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, shares authorized						23,007,017
Temporary equity shares issued issue price per share								$ 4.3465
Temporary equity stock issued during the period shares new issues			23,007,017
Proceeds from redeemable convertible preferred stock			$ 100,000
Temporary equity dividend per share						$ 0.2608